Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

23.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Years Ended December 31,
	2015	2014	2013
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$91	$88	$61
Cash payments for interest	126	123	117
Supplemental disclosures of non-cash investing and financing activities:
Write-off of unamortized debt issuance costs	$—	$—	$(2)
Write-back of fair value adjustment on 5.625% senior notes due 2015	—	—	7
Assets acquired under capital leases	—	3	7
Deferred payments on acquisitions of subsidiaries	7	10	2

Acquisitions:
Fair value of assets acquired	$2,448	$296	$47
Less:
Liabilities assumed	2,014	107	30
Cash acquired	148	57	1
Net assets acquired, net of cash acquired	$286	$132	$16